RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 863	$ 1,177
Performance related bonus	210	223
Post-employment benefits	44	44
Share-based compensation benefits	663	663
Total compensation	$ 2,158	$ 2,107